Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table represents the Company's ROU assets and lease liabilities at 31 March 2020:

(Millions of US dollars)	31 March 2020
Assets:
Operating leases, net	$40.5
Finance leases, net	1.7
Total right-of-use assets	$42.2

Liabilities:
Operating leases:
Current	$14.3
Non-Current	41.4
Total operating lease liabilities	$55.7

Finance leases:
Current	$0.5
Non-Current	1.5
Total finance lease liabilities	$2.0

Total lease liabilities	$57.7

Schedule of Lease Expense
Supplemental cash flow and other information related to leases were as follows:

(Millions of US dollars)	31 March 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$18.0
Operating cash flows used for finance leases	0.1
Financing cash flows used for finance leases	0.4
Non-cash ROU assets obtained in exchange for new lease liabilities	12.9

The following represents the Company's lease expense for the fiscal year ended 31 March 2020:

(Millions of US dollars)	Year Ended 31 March 2020
Operating leases	$18.4
Short-term leases	1.0
Variable leases	0.1
Finance leases	0.3
Interest on lease liabilities	0.1
Total lease expense	$19.9

Schedule of Weighted-Average Remaining Lease Term and Discount Rate
At 31 March 2020 the weighted-average remaining lease term of the Company's leases is as follows:

(In Years)	31 March 2020
Operating leases	5.4
Finance leases	4.4

At 31 March 2020 the weighted-average discount rate of the Company's leases is as follows:

31 March 2020
Operating leases	4.4%
Finance leases	4.4%

Operating Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2020:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2021	$16.7	$0.6	$17.3
2022	13.1	0.5	13.6
2023	9.2	0.5	9.7
2024	6.7	0.3	7.0
2025	4.4	0.2	4.6
Thereafter	8.8	0.1	8.9
Total	$58.9	$2.2	$61.1
Less: imputed interest			3.4
Total lease liabilities			$57.7

Finance Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2020:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2021	$16.7	$0.6	$17.3
2022	13.1	0.5	13.6
2023	9.2	0.5	9.7
2024	6.7	0.3	7.0
2025	4.4	0.2	4.6
Thereafter	8.8	0.1	8.9
Total	$58.9	$2.2	$61.1
Less: imputed interest			3.4
Total lease liabilities			$57.7